Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held-for-Sale
Assets held-for-sale as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Land(*1)	￦	—	2,907
Buildings(*1)		1	12,971
Investments(*1)		—	1
Others(*2)		924	—

	￦	925	15,879

(*1)
The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, made a resolution
to sell its old office building in Yongin
-si
, Gyeonggi-do during the year ended December 31, 2021, and reclassified the buildings, structures, and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction.

(*2)
The Company had decided to sell its shares of DG Fairhaven Power, LLC, a subsidiary of the Company, and classified them as assets held-for-sale as of December 31, 2020. The disposal was completed during the year ended December 31, 2021.